Supplement dated March 20, 2006 to the Prospectus dated May 1, 2005 for the Pacific Value, Pacific Innovations Select and Pacific Odyssey variable annuity contracts issued by Pacific Life & Annuity Company and to the Prospectus dated June 17, 2005 for the Pacific Portfolios variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the accompanying preliminary prospectus. You should read the Prospectus carefully.

This supplement must be preceded or accompanied by the applicable Prospectus referenced above, as supplemented.

Substitution of the Equity Income Portfolio

The substitution will take effect on April 28, 2006 (the “substitution date”). Shares of the Equity Income Portfolio will be automatically redeemed and shares of the American Funds Growth-Income Portfolio will be purchased. At the same time, Subaccount Units of the Equity Income variable account will be automatically exchanged for Subaccount Units of equal value of the American Funds Growth-Income variable account.

The Equity Income Portfolio and corresponding Equity Income variable account will cease to exist.

On the substitution date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Equity Income Investment Option will be deemed an instruction for the American Funds Growth-Income Investment Option. This includes, but is not limited to, instructions for Purchase Payment allocations, transfer instructions (including instructions under any systematic transfer, portfolio rebalancing, DCA Plus, earnings sweep or dollar cost averaging programs, if applicable), and partial withdrawals.

You need not take any action regarding the substitution. The exchange of the Equity Income variable account Subaccount Units for Subaccount Units of equal value of the American Funds Growth-Income variable account will occur automatically on the substitution date.

If the substitution is postponed or terminated, the corresponding transfer of variable account assets for the substitution will also be postponed or terminated. We will notify you if either of these events occur.

Starting March 29, 2006, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the substitution on April 28, 2006, you may transfer out of the Equity Income Investment Option during the period between March 29, 2006 and the substitution date. After the substitution has occurred, if your Subaccount Units were automatically transferred from the Equity Income Investment Option to the American Funds Growth-Income Investment Option, you may transfer out of the American Funds Growth-Income Investment Option during the period between the substitution date and May 28, 2006.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards the transfer limitations described in your prospectus, or any transfer fees that may be assessed in the future. However, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

Reorganization of the Financial Services and Aggressive Growth Portfolios

The reorganization will take effect on April 28, 2006 (the “reorganization date”). The following transactions (the “reorganization”), are scheduled to occur:

•	shares of the Financial Services Portfolio will be transferred to the Large-Cap Value Portfolio, and
•	shares of the Aggressive Growth Portfolio will be transferred to the Mid-Cap Growth Portfolio.

At the same time that the reorganization occurs, Subaccount Units of the Financial Services variable account will automatically be transferred to the Large-Cap Value variable account in exchange for Subaccount Units of equal value of the Large-Cap Value variable account and Subaccount Units of the Aggressive Growth variable account will automatically be transferred to the Mid-Cap Growth variable account in exchange for Subaccount Units of equal value of the Mid-Cap Growth variable account.

The Financial Services and Aggressive Growth Portfolios and variable accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates: (1) the Financial Services Investment Option will be deemed an instruction for the Large-Cap Value Investment Option; and/or (2) the Aggressive Growth Investment Option will be deemed an instruction for the Mid-Cap Growth Investment Option. This includes, but is not limited to, instructions for Purchase Payment allocations, transfer instructions (including instructions under any systematic transfer, portfolio rebalancing, DCA Plus, earnings sweep or dollar cost averaging programs, if applicable), and partial withdrawals.

You need not take any action regarding the reorganization. The exchange of the Financial Services variable account Subaccount Units for Subaccount Units of equal value of the Large-Cap Value variable account and the exchange of the Aggressive Growth variable account Subaccount Units for Subaccount Units of equal value of the Mid-Cap Growth variable account will occur automatically on the reorganization date.

If the reorganization is postponed or terminated, the corresponding transfer of variable account assets for the reorganization will also be postponed or terminated. We will notify you if either of these events occur.

Starting March 29, 2006, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the reorganization on April 28, 2006, you may transfer out of the Financial Services and/or the Aggressive Growth Income Investment Option during the period between March 29, 2006 and the reorganization date. After the reorganization has occurred, if your Subaccount Units were automatically transferred from the Financial Services Investment Option to the Large-Cap Value Investment Option and/or from the Aggressive Growth Investment Option to the Mid-Cap Growth Investment Option, you may transfer out of the Financial Services and/or Mid-Cap Growth Investment Option during the period between the reorganization date and May 28, 2006.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards the transfer limitations described in your prospectus, or any transfer fees that may be assessed in the future. However, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

The following changes are effective May 1, 2006.

The Portfolio Manager for the International Value Portfolio will be changed to the following:

Alliance Capital Management L.P. (AllianceBernstein)

The following Variable Investment Options will be added:

International Small-Cap
Diversified Bond

For more complete information on each of these underlying portfolios, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolios. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolios is not complete and may be changed. A registration statement for the shares of the portfolios was filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell the shares of the portfolios.

YOUR INVESTMENT OPTIONS is amended as follows:

The disclosure regarding the International Value Portfolio in the Your Variable Investment Options chart is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
International Value	Long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S.	Equity securities of large non- U.S. equity companies believed to be undervalued.	Alliance Capital Management L.P.

The following is added to the Your Variable Investment Options chart:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
International Small-Cap	Long-term growth of capital.	Equity securities of non-U.S. companies with small market capitalizations.	Batterymarch Financial Management, Inc.
Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of domestic and foreign issuers. Such investments include asset-backed securities, mortgage-backed securities, U.S. government and agency securities, corporate bonds, private placements, and other fixed income securities.	J.P. Morgan Investment Management Inc.